Fair value measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring Basis - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 93,658,000	$ 0
Money Market Funds and US Treasury Securities, Included In Cash And Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	38,858,000
U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	54,800,000
Fair Value Measurements Using Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	53,821,000
Fair Value Measurements Using Level 1 | Money Market Funds and US Treasury Securities, Included In Cash And Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	38,858,000
Fair Value Measurements Using Level 1 | U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	14,963,000
Fair Value Measurements Using Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	39,837,000
Fair Value Measurements Using Level 2 | U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 39,837,000